Submission	Oct. 16, 2025
Submission [Line Items]
Central Index Key	0001853825
Registrant Name	Thumzup Media Corporation
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A